Employee Costs - Summary of Compensation of the Directors and Senior Management (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employees Benefit [abstract]
Wages and salaries	£ 26	£ 25	£ 23
Social security costs	4	4	2
Pension and other post-employment costs	3	2	3
Cost of share-based incentive plans	22	15	18
Key management personnel compensation	£ 55	£ 46	£ 46